Term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and cash equivalents

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Cash at bank	6,591	9,153
Term deposits with initial terms within three months	-	402
	6,591	9,555